TAXATION - Components of deferred taxes (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Deferred tax asset
Net operating loss	¥ 425,390	$ 59,915	¥ 357,483
Foreign exchange loss	2,755	388	1,330
Depreciation and amortization	17,647	2,485	22,535
Property, plant and equipment impairment	2,340	330	6,997
Deposits for non-current assets	17,725	2,496	18,475
Allowance for net investment in financing lease	0	0	5,137
Allowance for doubtful accounts	29,299	4,127	14,746
Lease liabilities	59,875	8,433	58,901
Other long-term assets	94,791	13,351	104,912
Equity investment	7,005	987	7,553
Others	11,770	1,658	13,728
Total deferred tax assets	668,597	94,170	611,797
less: Valuation allowance	(623,044)	(87,754)	(565,022)
Net deferred tax assets	45,553	6,416	46,775
Deferred tax liabilities
Equity investment	(1,091)	(154)	(1,170)
Property, plant and equipment	(2,368)	(334)	(1,682)
Disposal of Beijing Century Friendship	(3,126)	(440)	(3,126)
Intangible assets	(71,825)	(10,116)	(81,336)
Right-of-use assets	(45,626)	(6,426)	(46,873)
Capitalized interest	(18,993)	(2,675)	(19,179)
Others	(2,062)	(291)	(5,986)
Total deferred tax liabilities	(145,091)	(20,436)	(159,352)
Deferred tax assets, net	0	0	0
Deferred tax liabilities, net	¥ (99,538)	$ (14,020)	¥ (112,577)